7. CONVERTIBLE NOTES PAYABLE (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		26 Months Ended	32 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Fair value of the debt derivatives	$ 1,928,457		$ 529,785	$ 237,395	$ 529,785	$ 1,928,457
Loss from change in fair value of debt derivatives	1,110,141	(27,908)	(174,719)	(89,241)	(263,960)	846,180
Amortization of debt discount and costs	136,560	57,778	255,543	52,222	307,765	444,325
Accrued interest expense	8,071					8,071
Unamortized debt discount and OID	209,137		123,525	57,778	123,525	209,137
Common stock in settlement of the convertible note payable	10,611,572
Convertible Promissory Notes [Member]
Dividend yield	0.00%
Expected volatility	201.81%
Weighted average risk-free interest rate Minimum	0.11%
Weighted average risk-free interest rate Maximum	0.25%
Expected life Minimum	3 months 11 days
Expected life Maximum	1 year 9 months
Estimated fair value of the Company's common stock	$ 0.034
Amortization of debt discount and costs	104,247	57,778
Convertible Promissory Notes One [Member]
Unamortized debt discount and OID	5,091		5,091		5,091	5,091
Convertible Promissory Notes Two [Member]
Unamortized debt discount and OID	7,428		26,301		26,301	7,428
Convertible Promissory Notes Three [Member]
Unamortized debt discount and OID	15,978		15,978		15,978	15,978
Convertible Promissory Notes Four [Member]
Unamortized debt discount and OID	15,415		18,904		18,904	15,415
Convertible Promissory Notes Five [Member]
Unamortized debt discount and OID	15,839		26,399		26,399	15,839
Convertible Promissory Notes Six [Member]
Unamortized debt discount and OID	209,137		43,326		43,326	209,137
Convertible Promissory Notes Seven [Member]
Unamortized debt discount and OID	20,254		30,852		30,852	20,254
Convertible Promissory Notes Eight [Member]
Unamortized debt discount and OID	25,360		25,360		25,360	25,360
Convertible Promissory Notes Nine [Member]
Unamortized debt discount and OID	24,874		24,874		24,874	24,874
Convertible Promissory Notes Ten [Member]
Unamortized debt discount and OID	$ 29,918		$ 29,918		$ 29,918	$ 29,918